Share Capital/Treasury Shares - Summary of Share Capital (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 7		$ 85
Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	954	0	624
Exercise Price One [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	155		389
Share based compensation by share based award share options excercised weighted average exercise price	$ 14.11		$ 28
Exercise Price Two [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	37		162
Share based compensation by share based award share options excercised weighted average exercise price	$ 14.59		$ 293
Exercise Price Three [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	530		41
Share based compensation by share based award share options excercised weighted average exercise price	$ 15.24		$ 363
Exercise Price Four [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	124		32
Share based compensation by share based award share options excercised weighted average exercise price	$ 21.45		$ 432
Exercise Price Five [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	108
Share based compensation by share based award share options excercised weighted average exercise price	$ 20.96